UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

One Bryant Park, 39th Floor New York, NY	10036
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 205-8300

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Sector Leader Fund	July 31, 2012
(unaudited)

		Shares	Value
Common Stocks (87.6%)
AirAsia Berhad (Airlines)		264,800	$316,227
AVI Ltd. (Food Products)		94,899	677,600
Baidu, Inc. - Sponsored ADR* (Internet Software & Services)		2,419	291,538
Big C Supercenter Public Co. Ltd. (Food & Staples Retailing)		30,100	170,565
BR Malls Participacoes SA (Real Estate Management & Development)		30,100	352,156
BR Properties SA (Real Estate Management & Development)		43,900	507,610
Capitec Bank Holdings Ltd. (Commercial Banks)		10,760	282,295
China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)		358,000	327,423
China Construction Bank Corp., H Shares (Commercial Banks)		662,000	444,888
China Overseas Land & Investment Ltd. (Real Estate Management & Development)		122,000	287,487
China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)		158,000	231,280
Diagnosticos da America SA (Health Care Providers & Services)		55,800	314,297
Even Construtora e Incorporadora SA (Household Durables)		79,200	251,656
Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)		147,000	369,586
Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)		101,000	241,636
Godrej Consumer Products Ltd. (Personal Products)		33,302	376,107
Hana Financial Group, Inc. (Commercial Banks)		9,800	310,916
Hyundai Motor Co. (Automobiles)		1,261	262,227
ICICI Bank Ltd. (Commercial Banks)		13,139	225,808
Imperial Holdings Ltd. (Distributors)		21,420	489,066
Korea Electric Power Corp.* (Electric Utilities)		14,260	318,306
Longfor Properties Co. Ltd. (Real Estate Management & Development)		144,500	212,158
LSR Group OJSC - Registered GDR (Real Estate Management & Development)		94,675	420,748
Magazine Luiza SA (Multiline Retail)		76,500	382,724
Mail.ru Group Ltd. - Registered GDR (Internet Software & Services)		11,200	338,138
ORION Corp. (Food Products)		400	317,382
PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)		292,000	365,054
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		40,500	316,329
Prada SpA (Textiles, Apparel & Luxury Goods)		37,900	260,260
PT Bank Mandiri Tbk (Commercial Banks)		295,801	258,102
PT Kalbe Farma Tbk (Pharmaceuticals)		654,000	263,904
PT Media Nusantara Citra Tbk (Media)		882,000	220,091
PT Summarecon Agung Tbk (Real Estate Management & Development)		1,245,000	212,344
Rosneft Oil Co. - Registered GDR (Oil, Gas & Consumable Fuels)		45,450	272,207
Samsonite International SA (Textiles, Apparel & Luxury Goods)		153,600	259,775
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)		753	864,780
Sberbank of Russia (Commercial Banks)		119,935	332,759
Siam Commercial Bank Public Co. Ltd. (Commercial Banks)		58,900	298,600
Sun Art Retail Group Ltd. (Food & Staples Retailing)		243,000	287,176
Tata Motors Ltd. (Automobiles)		59,854	242,771
Tencent Holdings Ltd. (Internet Software & Services)		7,700	228,558
The Foschini Group Ltd. (Specialty Retail)		32,255	555,094
Universal Robina Corp. (Food Products)		192,440	271,159
Want Want China Holdings Ltd. (Food Products)		281,000	339,428
TOTAL COMMON STOCKS (Cost $14,237,501)			14,568,215

Preferred Stocks (7.6%)
Companhia Energetica de Minas Gerais - Sponsored ADR (Electric Utilities)		10,000	190,648
Itau Unibanco Holding SA - Sponsored ADR (Commercial Banks)		14,000	221,340
Metalurgica Gerdau SA (Metals & Mining)		20,400	232,298
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)		16,000	152,284
Vale SA - Sponsored ADR (Metals & Mining)		26,050	461,867
TOTAL PREFERRED STOCKS (Cost $1,630,639)			1,258,437

Rights (NM)
PDG Realty SA Empreendimentos e Participacoes* (Household Durables)		13,714	268
TOTAL RIGHTS (Cost $—)			268

TOTAL INVESTMENTS (Cost $15,868,140) — 95.2%			15,826,920

Net other assets (liabilities) — 4.8%			791,027

NET ASSETS — 100.0%			$16,617,947

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Sector Leader Fund	July 31, 2012
(unaudited)

GEM Sector Leader Fund invested in the following industries as of July 31, 2012:
	Value	% of Net Assets
Airlines	$316,227	1.9%
Automobiles	504,998	3.1%
Commercial Banks	2,374,708	14.3%
Distributors	489,066	2.9%
Diversified Telecommunication Services	231,280	1.4%
Electric Utilities	508,954	3.1%
Food & Staples Retailing	457,741	2.7%
Food Products	1,605,569	9.6%
Health Care Providers & Services	314,297	1.9%
Hotels, Restaurants & Leisure	241,636	1.4%
Household Durables	251,924	1.5%
Insurance	316,329	1.9%
Internet Software & Services	858,234	5.2%
Media	220,091	1.3%
Metals & Mining	694,165	4.2%
Multiline Retail	382,724	2.3%
Oil, Gas & Consumable Fuels	1,116,968	6.7%
Personal Products	376,107	2.3%
Pharmaceuticals	263,904	1.6%
Real Estate Management & Development	1,992,503	12.0%
Semiconductors & Semiconductor Equipment	864,780	5.2%
Specialty Retail	555,094	3.3%
Textiles, Apparel & Luxury Goods	520,035	3.2%
Wireless Telecommunication Services	369,586	2.2%
Other	791,027	4.8%
Total	$16,617,947	100.0%

GEM Sector Leader Fund invested in securities with exposure to the following countries as of July 31, 2012:
	Value	% of Net Assets
Brazil	$3,067,148	18.5%
China	2,812,552	17.0%
Hong Kong	1,280,438	7.7%
India	844,686	5.2%
Indonesia	954,441	5.7%
Malaysia	316,227	1.9%
Philippines	271,159	1.6%
Russia	1,363,852	8.1%
South Africa	2,004,055	12.0%
South Korea	2,073,611	12.5%
Taiwan	369,586	2.2%
Thailand	469,165	2.8%
Other	791,027	4.8%
Total	$16,617,947	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Sector Leader Fund	July 31, 2012
(unaudited)

		Shares	Value
Common Stocks (97.9%)
AirAsia Berhad (Airlines)		217,200	$259,383
Airports of Thailand Public Co. Ltd. (Transportation Infrastructure)		100,800	219,058
Baidu, Inc. - Sponsored ADR* (Internet Software & Services)		2,983	359,511
Big C Supercenter Public Co. Ltd. (Food & Staples Retailing)		28,300	160,365
China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)		318,000	290,840
China Construction Bank Corp., H Shares (Commercial Banks)		639,000	429,431
China Overseas Land & Investment Ltd. (Real Estate Management & Development)		134,000	315,764
China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)		186,000	272,266
DBS Group Holdings Ltd. (Commercial Banks)		27,661	326,426
Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)		146,000	367,072
Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)		119,000	284,699
Godrej Consumer Products Ltd. (Personal Products)		29,123	328,910
Hana Financial Group, Inc. (Commercial Banks)		9,560	303,302
Hutchison Whampoa Ltd. (Industrial Conglomerates)		21,000	188,377
Hyundai Motor Co. (Automobiles)		1,361	283,022
ICICI Bank Ltd. (Commercial Banks)		17,846	306,702
IHH Healthcare Bhd* (Health Care Providers & Services)		179,800	183,909
Keppel Corp. Ltd. (Industrial Conglomerates)		23,000	205,665
Korea Electric Power Corp.* (Electric Utilities)		13,770	307,368
Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)		192,000	309,668
L'Occitane International SA (Specialty Retail)		74,000	193,243
Longfor Properties Co. Ltd. (Real Estate Management & Development)		185,000	271,622
ORION Corp. (Food Products)		481	381,651
PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)		268,000	335,050
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		49,000	382,719
Prada SpA (Textiles, Apparel & Luxury Goods)		39,000	267,813
PT Bank Mandiri Tbk (Commercial Banks)		332,179	289,844
PT Media Nusantara Citra Tbk (Media)		855,500	213,479
PT Summarecon Agung Tbk (Real Estate Management & Development)		1,407,500	240,060
Robinson Department Store Public Co. Ltd. (Multiline Retail)		94,100	181,840
Samsonite International SA (Textiles, Apparel & Luxury Goods)		166,500	281,592
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)		821	942,875
Siam Commercial Bank Public Co. Ltd. (Commercial Banks)		55,100	279,336
Sun Art Retail Group Ltd. (Food & Staples Retailing)		276,000	326,176
Taiwan Mobile Co. Ltd. (Diversified Telecommunication Services)		99,000	325,772
Tata Motors Ltd. (Automobiles)		73,020	296,173
Tencent Holdings Ltd. (Internet Software & Services)		10,200	302,765
Thai Union Frozen Products PLC (Food Products)		120,592	280,455
Universal Robina Corp. (Food Products)		168,890	237,976
Want Want China Holdings Ltd. (Food Products)		223,000	269,368
TOTAL COMMON STOCKS (Cost $11,569,462)			12,001,547

TOTAL INVESTMENTS (Cost $11,569,462) — 97.9%			12,001,547

Net other assets (liabilities) — 2.1%			255,389

NET ASSETS — 100.0%			$12,256,936

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Sector Leader Fund	July 31, 2012
(unaudited)

Asia Sector Leader Fund invested in the following industries as of July 31, 2012:
	Value	% of Net Assets
Airlines	$259,383	2.1%
Automobiles	579,195	4.7%
Commercial Banks	1,935,041	15.9%
Diversified Telecommunication Services	598,038	4.8%
Electric Utilities	307,368	2.5%
Food & Staples Retailing	486,541	4.0%
Food Products	1,169,450	9.5%
Health Care Providers & Services	183,909	1.5%
Hotels, Restaurants & Leisure	284,699	2.3%
Industrial Conglomerates	394,042	3.2%
Insurance	382,719	3.1%
Internet Software & Services	662,276	5.4%
Media	213,479	1.7%
Multiline Retail	181,840	1.5%
Oil, Gas & Consumable Fuels	935,558	7.6%
Personal Products	328,910	2.7%
Real Estate Management & Development	827,446	6.8%
Semiconductors & Semiconductor Equipment	942,875	7.7%
Specialty Retail	193,243	1.6%
Textiles, Apparel & Luxury Goods	549,405	4.5%
Transportation Infrastructure	219,058	1.8%
Wireless Telecommunication Services	367,072	3.0%
Other	255,389	2.1%
Total	$12,256,936	100.0%

Asia Sector Leader Fund invested in securities with exposure to the following countries as of July 31, 2012:
	Value	% of Net Assets
China	$2,967,482	24.2%
Hong Kong	1,831,830	14.9%
India	931,785	7.6%
Indonesia	743,383	6.1%
Malaysia	443,292	3.6%
Philippines	237,976	1.9%
Singapore	532,091	4.4%
South Korea	2,218,218	18.1%
Taiwan	692,844	5.6%
Thailand	1,121,054	9.2%
United States	281,592	2.3%
Other	255,389	2.1%
Total	$12,256,936	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
China Sector Leader Fund	July 31, 2012
(unaudited)

		Shares	Value
Common Stocks (95.3%)
Air China Ltd., H Shares (Airlines)		216,000	$151,957
Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)		77,500	202,783
Baidu, Inc. - Sponsored ADR* (Internet Software & Services)		3,258	392,654
Baoxin Auto Group Ltd.* (Specialty Retail)		54,500	26,200
BOC Hong Kong (Holdings) Ltd. (Commercial Banks)		70,500	215,817
Brilliance China Automotive Holdings Ltd.* (Automobiles)		264,000	212,771
China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)		119,000	108,836
China Construction Bank Corp., H Shares (Commercial Banks)		510,000	342,739
China Gas Holdings Ltd. (Gas Utilities)		232,000	122,353
China Merchants Bank Co. Ltd., H Shares (Commercial Banks)		202,000	370,606
China Mobile Ltd. (Wireless Telecommunication Services)		30,500	356,266
China Overseas Land & Investment Ltd. (Real Estate Management & Development)		132,000	311,051
China Pacific Insurance (Group) Co. Ltd., H Shares (Insurance)		27,600	87,063
China Resources Enterprise Ltd. (Food & Staples Retailing)		108,000	297,911
China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)		63,500	236,649
China State Construction International Holdings Ltd. (Construction & Engineering)		194,000	201,495
CNOOC Ltd. (Oil, Gas & Consumable Fuels)		175,000	351,803
CSR Corp. Ltd., H Shares (Machinery)		207,000	151,405
Golden Eagle Retail Group Ltd. (Multiline Retail)		41,000	73,799
Industrial & Commercial Bank of China Ltd., H Shares (Commercial Banks)		732,000	417,649
Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)		102,000	223,450
Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)		314,000	506,437
PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)		178,000	222,533
PICC Property & Casualty Co. Ltd., H Shares (Insurance)		150,000	166,958
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)		66,000	515,499
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares (Health Care Equipment & Supplies)		72,000	80,089
Sun Art Retail Group Ltd. (Food & Staples Retailing)		63,500	75,044
Tencent Holdings Ltd. (Internet Software & Services)		14,900	442,274
Tingyi (Cayman Islands) Holding Corp. (Food Products)		88,000	217,229
TOTAL COMMON STOCKS (Cost $7,349,791)			7,081,320

TOTAL INVESTMENTS (Cost $7,349,791) — 95.3%			7,081,320

Net other assets (liabilities) — 4.7%			349,968

NET ASSETS — 100.0%			$7,431,288

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
China Sector Leader Fund	July 31, 2012
(unaudited)

China Sector Leader Fund invested in the following industries as of July 31, 2012:
	Value	% of Net Assets
Airlines	$151,957	2.0%
Automobiles	212,771	2.9%
Commercial Banks	1,346,811	18.1%
Construction & Engineering	201,495	2.7%
Construction Materials	202,783	2.7%
Food & Staples Retailing	372,955	5.0%
Food Products	217,229	2.9%
Gas Utilities	122,353	1.6%
Health Care Equipment & Supplies	80,089	1.1%
Insurance	769,520	10.4%
Internet Software & Services	834,928	11.3%
Machinery	151,405	2.0%
Metals & Mining	223,450	3.0%
Multiline Retail	73,799	1.0%
Oil, Gas & Consumable Fuels	1,426,258	19.2%
Real Estate Management & Development	311,051	4.2%
Specialty Retail	26,200	0.4%
Wireless Telecommunication Services	356,266	4.8%
Other	349,968	4.7%
Total	$7,431,288	100.0%

China Sector Leader Fund invested in securities with exposure to the following countries as of July 31, 2012:
	Value	% of Net Assets
China	$4,857,219	65.4%
Hong Kong	2,224,101	29.9%
Other	349,968	4.7%
Total	$7,431,288	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Brazil Sector Leader Fund	July 31, 2012
(unaudited)

		Shares	Value
Common Stocks (61.4%)
Banco do Brasil SA - Sponsored ADR (Commercial Banks)		18,400	$200,192
BM&FBOVESPA SA (Diversified Financial Services)		47,700	268,441
BR Malls Participacoes SA (Real Estate Management & Development)		12,100	141,564
BR Properties SA (Real Estate Management & Development)		35,100	405,857
Bradespar SA (Metals & Mining)		16,600	244,446
BRF - Brazil Foods SA (Food Products)		9,300	132,818
Cosan Ltd., Class A (Food Products)		10,660	135,382
Diagnosticos da America SA (Health Care Providers & Services)		45,600	256,845
Direcional Engenharia SA (Household Durables)		40,100	188,874
Ecorodovias Infraestrutura e Logistica SA (Transportation Infrastructure)		25,100	201,898
Even Construtora e Incorporadora SA (Household Durables)		89,700	285,019
Magazine Luiza SA (Multiline Retail)		89,300	446,761
Magnesita Refratarios SA (Construction Materials)		52,700	155,106
Mills Estruturas e Servicos de Engenharia SA (Trading Companies & Distributors)		12,500	170,100
Multiplan Empreendimentos Imobiliarios SA (Real Estate Management & Development)		3,800	95,612
Petroleo Brasileiro SA - Sponsored ADR (Oil, Gas & Consumable Fuels)		28,000	549,640
Sao Carlos Empreendimentos e Participacoes SA (Real Estate Management & Development)		15,300	262,791
TOTAL COMMON STOCKS (Cost $5,057,159)			4,141,346

Preferred Stocks (33.0%)
Banco Bradesco SA - Sponsored ADR (Commercial Banks)		20,480	314,163
Companhia de Bebidas das Americas - Sponsored ADR (Beverages)		5,200	200,381
Companhia Energetica de Minas Gerais - Sponsored ADR (Electric Utilities)		13,500	257,375
Itau Unibanco Holding SA - Sponsored ADR (Commercial Banks)		24,800	392,088
Metalurgica Gerdau SA (Metals & Mining)		30,900	351,863
Vale SA - Sponsored ADR (Metals & Mining)		40,000	709,200
TOTAL PREFERRED STOCKS (Cost $2,803,057)			2,225,070

TOTAL INVESTMENTS (Cost $7,860,216) — 94.4%			6,366,416

Net other assets (liabilities) — 5.6%			377,930

NET ASSETS — 100.0%			$6,744,346

ADR	American Depositary Receipt

Brazil Sector Leader Fund invested in the following industries as of July 31, 2012:
	Value	% of Net Assets
Beverages	$200,381	3.0%
Commercial Banks	906,443	13.5%
Construction Materials	155,106	2.3%
Diversified Financial Services	268,441	4.0%
Electric Utilities	257,375	3.8%
Food Products	268,200	4.0%
Health Care Providers & Services	256,845	3.8%
Household Durables	473,893	7.0%
Metals & Mining	1,305,509	19.3%
Multiline Retail	446,761	6.6%
Oil, Gas & Consumable Fuels	549,640	8.2%
Real Estate Management & Development	905,824	13.4%
Trading Companies & Distributors	170,100	2.5%
Transportation Infrastructure	201,898	3.0%
Other	377,930	5.6%
Total	$6,744,346	100.0%

Brazil Sector Leader Fund invested in securities with exposure to the following countries as of July 31, 2012:
	Value	% of Net Assets
Brazil	$6,366,416	94.4%
Other	377,930	5.6%
Total	$6,744,346	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Great Consumer Fund	July 31, 2012
(unaudited)

	Shares	Value
Common Stocks (91.2%)
Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	31,000	$196,089
Amorepacific Corp. (Personal Products)	335	303,441
Arcos Dorados Holdings, Inc., Class A (Hotels, Restaurants & Leisure)	9,585	125,372
AVI Ltd. (Food Products)	68,120	486,392
Belle International Holdings Ltd. (Specialty Retail)	146,000	268,915
Big C Supercenter Public Co. Ltd. (Food & Staples Retailing)	25,900	146,765
BIM Birlesik Magazalar AS (Food & Staples Retailing)	4,800	208,171
BR Malls Participacoes SA (Real Estate Management & Development)	19,620	229,545
BR Properties SA (Real Estate Management & Development)	15,575	180,092
Brilliance China Automotive Holdings Ltd.* (Automobiles)	476,000	383,632
Capitec Bank Holdings Ltd. (Commercial Banks)	6,110	160,300
Coca-Cola Icecek AS (Beverages)	14,225	221,200
Cosan Ltd., Class A (Food Products)	24,690	313,563
CP ALL PCL(a) (Food & Staples Retailing)	332,200	357,621
Eurocash SA (Food & Staples Retailing)	16,600	195,072
Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)	149,000	356,472
Godrej Consumer Products Ltd. (Personal Products)	16,666	188,223
Golden Eagle Retail Group Ltd. (Multiline Retail)	93,000	167,397
Haier Electronics Group Co. Ltd.* (Household Durables)	308,000	354,475
Hengan International Group Co. Ltd. (Personal Products)	27,000	255,223
Home Product Center Public Co. Ltd. (Specialty Retail)	539,300	195,988
Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)	10,520	448,269
Hypermarcas SA* (Personal Products)	52,100	334,398
Iguatemi Empresa de Shopping Centers SA (Real Estate Management & Development)	10,770	229,456
IHH Healthcare Bhd* (Health Care Providers & Services)	251,700	257,452
Imperial Holdings Ltd. (Distributors)	17,536	400,386
ITC Ltd. (Tobacco)	38,045	176,071
Jubilant Foodworks Ltd.* (Hotels, Restaurants & Leisure)	4,633	93,158
LG Household & Health Care Ltd. (Household Products)	494	253,908
LSR Group OJSC - Registered GDR (Real Estate Management & Development)	76,260	338,909
M Video(a) (Specialty Retail)	33,350	275,971
Magazine Luiza SA (Multiline Retail)	43,220	216,227
Magnit - Registered Sponsored GDR (Food & Staples Retailing)	12,950	416,503
Mail.ru Group Ltd. - Registered GDR (Internet Software & Services)	8,221	248,199
Major Cineplex Group Public Co. Ltd. (Media)	184,100	110,177
Naspers Ltd., N Shares (Media)	7,150	387,835
ORION Corp. (Food Products)	522	414,183
PDG Realty SA Empreendimentos e Participacoes (Household Durables)	75,750	128,296
Prada SpA (Textiles, Apparel & Luxury Goods)	68,200	468,330
PT Indomobil Sukses International Tbk (Specialty Retail)	672,000	431,417
PT Kalbe Farma Tbk (Pharmaceuticals)	878,000	354,293
PT Mayora Indah Tbk (Food Products)	118,500	279,448
PT Mitra Adiperkasa Tbk (Multiline Retail)	703,500	533,405
PT Summarecon Agung Tbk (Real Estate Management & Development)	3,179,500	542,288
Robinson Department Store Public Co. Ltd. (Multiline Retail)	276,500	534,312
Sands China Ltd. (Hotels, Restaurants & Leisure)	134,144	394,152
Sberbank of Russia (Commercial Banks)	53,100	147,326
Shoprite Holdings Ltd. (Food & Staples Retailing)	14,595	286,198
Sun Art Retail Group Ltd. (Food & Staples Retailing)	384,000	453,810
The Foschini Group Ltd. (Specialty Retail)	19,200	330,424
Titan Industries Ltd. (Textiles, Apparel & Luxury Goods)	47,867	190,382
Universal Robina Corp. (Food Products)	120,230	169,411
Yandex NV, Class A (Internet Software & Services)	8,500	163,455
TOTAL COMMON STOCKS (Cost $14,731,533)		15,301,997

Preferred Stock (1.2%)
Companhia de Bebidas das Americas - Sponsored ADR (Beverages)	5,294	$204,084
TOTAL PREFERRED STOCK (Cost $197,046)		204,084

Rights (NM)
PDG Realty SA Empreendimentos e Participacoes* (Household Durables)	13,301	$260
TOTAL RIGHTS (Cost $—)		260

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Great Consumer Fund	July 31, 2012
(unaudited)

		Value
TOTAL INVESTMENTS (Cost $14,928,579) — 92.4%		15,506,341

Net other assets (liabilities) — 7.6%		1,266,711

NET ASSETS — 100.0%		$16,773,052
*	Non-income producing security
(a)	Illiquid security
NM	Not meaningful, amount is less than 0.05%.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

GEM Great Consumer Fund invested in the following industries as of July 31, 2012:
	Value	% of Net Assets
Automobiles	$383,632	2.3%
Beverages	425,284	2.5%
Commercial Banks	307,626	1.8%
Distributors	400,386	2.4%
Food & Staples Retailing	2,064,140	12.3%
Food Products	1,662,997	10.0%
Health Care Providers & Services	257,452	1.5%
Hotels, Restaurants & Leisure	1,417,423	8.3%
Household Durables	483,031	2.9%
Household Products	253,908	1.5%
Internet Software & Services	411,654	2.5%
Media	498,012	3.0%
Multiline Retail	1,451,341	8.7%
Personal Products	1,081,285	6.4%
Pharmaceuticals	354,293	2.1%
Real Estate Management & Development	1,520,290	9.1%
Specialty Retail	1,502,715	9.0%
Textiles, Apparel & Luxury Goods	658,712	3.9%
Tobacco	176,071	1.0%
Wireless Telecommunication Services	196,089	1.2%
Other	1,266,711	7.6%
Total	$16,773,052	100.0%

GEM Great Consumer Fund invested in securities with exposure to the following countries as of July 31, 2012:
	Value	% of Net Assets
Argentina	$125,372	0.7%
Brazil	1,835,921	11.1%
China	1,270,582	7.5%
Hong Kong	1,831,824	10.9%
India	647,834	3.7%
Indonesia	2,140,851	12.8%
Malaysia	257,452	1.5%
Philippines	169,411	1.0%
Poland	195,072	1.2%
Russia	1,590,363	9.5%
South Africa	2,051,535	12.2%
South Korea	1,419,801	8.5%
Thailand	1,540,952	9.3%
Turkey	429,371	2.5%
Other	1,266,711	7.6%
Total	$16,773,052	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	July 31, 2012
(unaudited)

	Shares	Value
Common Stocks (94.3%)
Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	42,500	$268,832
Amorepacific Corp. (Personal Products)	485	439,310
Belle International Holdings Ltd. (Specialty Retail)	203,000	373,903
Big C Supercenter Public Co. Ltd. (Food & Staples Retailing)	36,600	207,398
Brilliance China Automotive Holdings Ltd.* (Automobiles)	654,000	527,091
CP ALL PCL(a) (Food & Staples Retailing)	427,300	459,998
Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)	209,000	500,018
Godrej Consumer Products Ltd. (Personal Products)	23,049	260,312
Golden Eagle Retail Group Ltd. (Multiline Retail)	128,000	230,395
Haier Electronics Group Co. Ltd.* (Household Durables)	439,000	505,242
Hengan International Group Co. Ltd. (Personal Products)	37,500	354,477
Home Product Center Public Co. Ltd. (Specialty Retail)	748,300	271,941
Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)	14,486	617,265
IHH Healthcare Bhd* (Health Care Providers & Services)	346,300	354,214
ITC Ltd. (Tobacco)	51,309	237,456
Jubilant Foodworks Ltd.* (Hotels, Restaurants & Leisure)	7,228	145,336
LG Household & Health Care Ltd. (Household Products)	679	348,995
Major Cineplex Group Public Co. Ltd. (Media)	236,600	141,597
ORION Corp. (Food Products)	720	571,287
Prada SpA (Textiles, Apparel & Luxury Goods)	95,300	654,426
PT Indomobil Sukses International Tbk (Specialty Retail)	942,500	605,076
PT Kalbe Farma Tbk (Pharmaceuticals)	1,209,500	488,061
PT Mayora Indah Tbk (Food Products)	165,500	390,285
PT Mitra Adiperkasa Tbk (Multiline Retail)	1,008,500	764,661
PT Summarecon Agung Tbk (Real Estate Management & Development)	4,463,000	761,199
Robinson Department Store Public Co. Ltd. (Multiline Retail)	380,800	735,863
Sands China Ltd. (Hotels, Restaurants & Leisure)	184,737	542,808
Sun Art Retail Group Ltd. (Food & Staples Retailing)	529,000	625,170
Titan Industries Ltd. (Textiles, Apparel & Luxury Goods)	66,111	262,944
Universal Robina Corp. (Food Products)	164,890	232,340
TOTAL COMMON STOCKS (Cost $12,076,515)		12,877,900

TOTAL INVESTMENTS (Cost $12,076,515) — 94.3%		12,877,900

Net other assets (liabilities) — 5.7%		783,333

NET ASSETS — 100.0%		$13,661,233

* Non-income producing security
(a) Illiquid security

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	July 31, 2012
(unaudited)

Asia Great Consumer Fund invested in the following industries as of July 31, 2012:
	Value	% of Net Assets
Automobiles	$527,091	3.9%
Food & Staples Retailing	1,292,566	9.5%
Food Products	1,193,912	8.7%
Health Care Providers & Services	354,214	2.6%
Hotels, Restaurants & Leisure	1,805,427	13.3%
Household Durables	505,242	3.7%
Household Products	348,995	2.5%
Media	141,597	1.0%
Multiline Retail	1,730,919	12.7%
Personal Products	1,054,099	7.7%
Pharmaceuticals	488,061	3.6%
Real Estate Management & Development	761,199	5.6%
Specialty Retail	1,250,920	9.1%
Textiles, Apparel & Luxury Goods	917,370	6.7%
Tobacco	237,456	1.7%
Wireless Telecommunication Services	268,832	2.0%
Other	783,333	5.7%
Total	$13,661,233	100.0%

Asia Great Consumer Fund invested in securities with exposure to the following countries as of July 31, 2012:
	Value	% of Net Assets
China	$1,752,850	12.9%
Hong Kong	2,560,680	18.8%
India	906,048	6.6%
Indonesia	3,009,282	22.0%
Malaysia	354,214	2.6%
Philippines	232,340	1.7%
South Korea	1,976,857	14.4%
Thailand	2,085,629	15.3%
Other	783,333	5.7%
Total	$13,661,233	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Great Consumer Fund	July 31, 2012
(unaudited)

		Shares	Value
Common Stocks (89.8%)
Anheuser-Busch InBev NV (Beverages)		5,175	$408,982
Apple, Inc.* (Computers & Peripherals)		750	458,070
AVI Ltd. (Food Products)		36,500	260,618
Bayerische Motoren Werke AG (Automobiles)		3,719	276,603
British American Tobacco PLC (Tobacco)		7,660	406,881
Brunello Cucinelli SpA* (Textiles, Apparel & Luxury Goods)		40,035	545,699
Burberry Group PLC (Textiles, Apparel & Luxury Goods)		14,538	283,880
Coach, Inc. (Textiles, Apparel & Luxury Goods)		4,568	225,339
Dufry AG - Registered* (Specialty Retail)		2,080	252,867
Ford Motor Co. (Automobiles)		28,699	265,179
Google, Inc., Class A* (Internet Software & Services)		635	401,936
Haier Electronics Group Co. Ltd.* (Household Durables)		153,000	176,087
Harry Winston Diamond Corp.* (Metals & Mining)		15,791	205,599
Home Product Center Public Co. Ltd. (Specialty Retail)		438,000	159,174
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		8,021	292,125
MasterCard, Inc., Class A (IT Services)		986	430,458
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)		1,889	176,338
PDG Realty SA Empreendimentos e Participacoes (Household Durables)		67,900	115,001
Potash Corp. of Saskatchewan, Inc. (Chemicals)		4,820	212,851
PT Mitra Adiperkasa Tbk (Multiline Retail)		388,500	294,567
PT Summarecon Agung Tbk (Real Estate Management & Development)		1,500,000	255,837
Starbucks Corp. (Hotels, Restaurants & Leisure)		9,217	417,346
The Estee Lauder Cos., Inc., Class A (Personal Products)		3,809	199,515
The Swatch Group AG (Textiles, Apparel & Luxury Goods)		754	298,562
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		3,785	245,419
TOTAL COMMON STOCKS (Cost $7,339,250)			7,264,933

Rights (NM)
PDG Realty SA Empreendimentos e Participacoes* (Household Durables)		11,923	$233
TOTAL RIGHTS (Cost $—)			233

TOTAL INVESTMENTS (Cost $7,339,250) — 89.8%			7,265,166

Net other assets (liabilities) — 10.2%			826,116

NET ASSETS — 100.0%			$8,091,282

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Great Consumer Fund	July 31, 2012
(unaudited)

Global Great Consumer Fund invested in the following industries as of July 31, 2012:
	Value	% of Net Assets
Automobiles	$541,782	6.7%
Beverages	408,982	5.1%
Chemicals	212,851	2.6%
Computers & Peripherals	458,070	5.7%
Food Products	260,618	3.2%
Hotels, Restaurants & Leisure	954,890	11.8%
Household Durables	291,321	3.6%
IT Services	430,458	5.3%
Internet Software & Services	401,936	5.0%
Metals & Mining	205,599	2.5%
Multiline Retail	294,567	3.6%
Personal Products	199,515	2.5%
Real Estate Management & Development	255,837	3.2%
Specialty Retail	412,041	5.1%
Textiles, Apparel & Luxury Goods	1,529,818	18.9%
Tobacco	406,881	5.0%
Other	826,116	10.2%
Total	$8,091,282	100.0%

Global Great Consumer Fund invested in securities with exposure to the following countries as of July 31, 2012:
	Value	% of Net Assets
Belgium	$408,982	5.1%
Brazil	115,234	1.4%
Canada	418,450	5.1%
Germany	276,603	3.4%
Hong Kong	176,087	2.2%
Indonesia	550,404	6.8%
Italy	545,699	6.7%
South Africa	260,618	3.2%
Switzerland	551,429	6.8%
Thailand	159,174	2.0%
United Kingdom	690,761	8.5%
United States	3,111,725	38.6%
Other	826,116	10.2%
Total	$8,091,282	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	July 31, 2012
(unaudited)

	Principal Amount	Value
Foreign Bonds+ (4.4%)
Mexico— 2.1%
Mexican Bonos Desarr Fixed Rate, Series M(a), 9.00%, 6/20/13	3,000,000	$234,387
Turkey— 2.3%
Turkey Government Bond, 9.72%(b), 5/15/13	500,000	263,427
TOTAL FOREIGN BONDS (Cost $503,864)		497,814

Yankee Dollar Bonds (49.6%)
Agile Property Holdings Ltd., 9.88%, 3/20/17	$200,000	206,240
Bank VTB North-West OJSC(a), 5.01%, 9/29/15	500,000	493,625
CNPC General Capital(c), 2.75%, 4/19/17	200,000	206,053
Croatia - Registered Shares, 6.63%, 7/14/20	250,000	258,750
Development Bank of Kazakhstan - Registered Shares, 5.50%, 12/20/15	250,000	264,250
EDP Finance BV - Registered Shares, 6.00%, 2/2/18	250,000	226,711
Hana Bank(c), 3.50%, 10/25/17	500,000	523,181
ICICI Bank Ltd. - Registered Shares, 4.75%, 11/25/16	200,000	201,396
Indian Oil Corp. Ltd. - Registered Shares, 5.63%, 8/2/21	200,000	206,011
Itau Unibanco Holding SA(c), 5.65%, 3/19/22	500,000	511,250
PT Pertamina(c), 4.88%, 5/3/22	250,000	263,125
Republic of Hungary, 7.63%, 3/29/41	100,000	105,250
State Oil Co. of the Azer, 5.45%, 2/9/17	250,000	263,437
Telefonica Emisiones SAU, 5.46%, 2/16/21	250,000	225,371
Tencent Holdings Ltd. - Registered Shares, 4.63%, 12/12/16	500,000	526,945
Turk EximBank(c), 5.88%, 4/24/19	250,000	271,250
Vnesheconombank - Registered Shares, 5.38%, 2/13/17	500,000	530,365
Votorantim Cimentos SA - Registered Shares, 7.25%, 4/5/41	250,000	263,375
TOTAL YANKEE DOLLAR BONDS (Cost $5,390,371)		5,546,585

Corporate Bond (2.3%)
Brazil— 2.3%
Braskem America Finance Co., 7.13%, 7/22/41	250,000	256,875
TOTAL CORPORATE BOND (Cost $254,374)		256,875

Convertible Corporate Bond (8.6%)
South Korea— 8.6%
Lotte Shopping Co. Ltd., 0.00%, 7/5/16	1,000,000	959,000
TOTAL CONVERTIBLE CORPORATE BOND (Cost $953,469)		959,000

Treasury Note (26.9%)
U.S. Treasury Notes 0.25%, 2/28/14	3,000,000	3,002,226

TOTAL TREASURY NOTE (Cost $2,998,800)		3,002,226

TOTAL INVESTMENTS (Cost $10,100,878) — 91.8%		10,262,500

Net other assets (liabilities) — 8.2%		910,701

NET ASSETS — 100.0%		$11,173,201

+ Principal amounts are disclosed in local currency and fair value amounts are disclosed in U.S. Dollars.
(a) Variable or Floating Rate Security. Rate disclosed is as of July 31, 2012.
(b) Rate represents the effective yield at purchase.
(c)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	July 31, 2012
(unaudited)

Global Dynamic Bond Fund invested in the following industries as of July 31, 2012:
	Value	% of Net Assets
Chemicals	$256,875	2.3%
Commercial Banks	2,000,702	17.9%
Diversified Operations	263,375	2.4%
Diversified Telecommunication Services	225,371	2.0%
Electric Utilities	226,711	2.0%
Internet Software & Services	526,945	4.7%
Multiline Retail	959,000	8.6%
Oil, Gas & Consumable Fuels	938,626	8.4%
Real Estate Management & Development	206,240	1.8%
Sovereign Debt	4,394,405	39.3%
Special Purpose Banks	264,250	2.4%
Other	910,701	8.2%
Total	$11,173,201	100.0%

Global Dynamic Bond Fund invested in securities with exposure to the following countries as of July 31, 2012:
	Value	% of Net Assets
Azerbaijan	$263,437	2.4%
Brazil	1,031,500	9.3%
China	732,998	6.5%
Croatia	258,750	2.3%
Hong Kong	206,240	1.8%
Hungary	105,250	0.9%
India	407,407	3.6%
Indonesia	263,125	2.4%
Kazakhstan	264,250	2.4%
Mexico	234,387	2.1%
Portugal	226,711	2.0%
Russia	1,023,990	9.2%
South Korea	1,482,181	13.3%
Spain	225,371	2.0%
Turkey	534,677	4.7%
United States	3,002,226	26.9%
Other	910,701	8.2%
Total	$11,173,201	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments

July 31, 2012

(unaudited)

1.

Organization

Mirae Asset Discovery Funds (the “Trust”) is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). As of July 31, 2012, the Trust is comprised of the following eight operational funds: Global Emerging Markets Sector Leader Fund (“GEM Sector Leader Fund”), Asia Sector Leader Fund, China Sector Leader Fund, Brazil Sector Leader Fund, Global Emerging Markets Great Consumer Fund (“GEM Great Consumer Fund”), Asia Great Consumer Fund, Global Great Consumer Fund and the Global Dynamic Bond Fund. Each may be referred to individually as a “Fund” and collectively as the “Funds.”

The GEM Sector Leader Fund, Asia Sector Leader Fund, GEM Great Consumer Fund, Asia Great Consumer Fund and Global Great Consumer Fund are each classified as diversified under the 1940 Act. The China Sector Leader Fund, Brazil Sector Leader Fund and Global Dynamic Bond Fund are each classified as non-diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of Shares. Class A Shares of the Funds have a maximum sales charge of 5.75% (4.50% for Global Dynamic Bond Fund) as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds.

2.

Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their schedules of portfolio investments. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their most recent sale price on the relevant exchange as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, “fair value” of the security will be determined in accordance with fair value procedures approved by the Board of Trustees (the “Board”).

Fixed-income securities, other than U.S. Government and agency securities, are generally valued by using market quotations or a matrix method provided by an independent pricing service. U.S. Government and agency securities are valued at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within 60 days may be valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In the absence of available quotations fixed income securities will be priced at fair value determined in accordance with fair value procedures approved by the Board.

Most securities listed on a foreign exchange are valued at the most recent sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise “fair value” will be determined in accordance with fair value procedures approved by the Board.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2012

(unaudited)

The Funds may invest in American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed (“Local Currency”), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date as provided by an independent pricing service or reporting agency.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the “Advisor”) determines that the closing market prices do not represent the securities’ current value because of an intervening “significant event”) will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security’s trading has been halted or suspended, when the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value. The Advisor believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by the Advisor’s Valuation Committee, in accordance with a valuation policy approved by the Board to take those factors into account.

The Funds use fair value pricing to seek to ensure that each Fund’s net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by the Funds on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s net asset value by short term traders.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•

Level 1—quoted prices in active markets for identical assets

•

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•

Level 3—significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities and exchange-traded funds (including foreign equity securities) are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security). Fixed-income securities (including foreign bonds) and rights are all generally categorized as Level 2 securities in the fair value hierarchy.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2012

(unaudited)

A summary of the valuations as of July 31, 2012, based upon the three levels defined above, are included in the table below:

	Level 1	Level 2	Level 3	Total Investments
GEM Sector Leader Fund
Common Stocks
Food Products	$588,541	$1,017,028	$-	$1,605,569
Health Care Providers & Services	314,297	-	-	314,297
Household Durables	251,656	-	-	251,656
Internet Software & Services	291,538	566,696	-	858,234
Multiline Retail	382,724	-	-	382,724
Personal Products	376,107	-	-	376,107
Real Estate Management & Development	859,766	1,132,737	-	1,992,503
Other Common Stocks	-	8,787,125	-	8,787,125
Preferred Stocks	1,258,437	-	-	1,258,437
Rights	268	-	-	268
Total Investments	$4,323,334	$11,503,586	$-	$15,826,920

Asia Sector Leader Fund
Common Stocks
Food Products	$619,627	$549,823	$-	$1,169,450
Health Care Providers & Services	183,909	-	-	183,909
Internet Software & Services	359,511	302,765	-	662,276
Personal Products	328,910	-	-	328,910
Specialty Retail	193,243	-	-	193,243
Other Common Stocks	-	9,463,759	-	9,463,759
Total Investments	$1,685,200	$10,316,347	$-	$12,001,547

China Sector Leader Fund
Common Stocks
Internet Software & Services	$392,654	$442,274	$-	$834,928
Other Common Stocks	-	6,246,392	-	6,246,392
Total Investments	$392,654	$6,688,666	$-	$7,081,320

Brazil Sector Leader Fund
Common Stocks	$4,141,346	$-	$-	$4,141,346
Preferred Stocks	2,225,070	-	-	2,225,070
Total Investments	$6,366,416	$-	$-	$6,366,416

GEM Great Consumer Fund
Common Stocks
Beverages	$221,200	$-	$-	$221,200
Food & Staples Retailing	195,072	1,869,068	-	2,064,140
Food Products	897,157	765,840	-	1,662,997
Health Care Providers & Services	257,452	-	-	257,452
Hotels, Restaurants & Leisure	125,372	1,292,051	-	1,417,423
Household Durables	128,296	354,475	-	482,771
Internet Software & Services	163,455	248,199	-	411,654
Multiline Retail	216,227	1,235,114	-	1,451,341
Personal Products	826,062	255,223	-	1,081,285
Real Estate Management & Development	639,093	881,197	-	1,520,290
Specialty Retail	275,971	1,226,744	-	1,502,715
Other Common Stocks	-	3,228,729	-	3,228,729
Preferred Stocks	204,084	-	-	204,084
Rights	260	-	-	260
Total Investments	$4,149,701	11,356,640	-	15,506,341

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2012

(unaudited)

	Level 1	Level 2	Level 3	Total Investments
Asia Great Consumer Fund
Common Stocks
Food & Staples Retailing	$459,998	$832,568	$-	$1,292,566
Food Products	803,627	390,285	-	1,193,912
Health Care Providers & Services	354,214	-	-	354,214
Personal Products	699,622	354,477	-	1,054,099
Other Common Stocks	-	8,983,109	-	8,983,109
Total Investments	$2,317,461	$10,560,439	$-	$12,877,900

Global Great Consumer Fund
Common Stocks
Automobiles	$265,179	$276,603	$-	$541,782
Beverages	-	408,982	-	408,982
Food Products	-	260,618	-	260,618
Household Durables	115,000	176,088	-	291,088
Multiline Retail	-	294,567	-	294,567
Real Estate Management & Development	-	255,837	-	255,837
Specialty Retail	-	412,041	-	412,041
Textiles, Apparel & Luxury Goods	947,376	582,442	-	1,529,818
Tobacco	-	406,881	-	406,881
Other Common Stocks	2,863,319	-	-	2,863,319
Rights	233	-	-	233
Total Investments	$4,191,107	$3,074,059	$-	$7,265,166

Global Dynamic Bond Fund
Foreign Bonds	$-	$497,814	$-	$497,814
Yankee Dollar Bonds	-	5,546,585	-	5,546,585
Corporate Bond	-	256,875	-	256,875
Convertible Corporate Bond	-	959,000	-	959,000
Treasury Note	-	3,002,226	-	3,002,226
Total Investments	$-	$10,262,500	$-	$10,262,500

For the quarter ended July 31, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.

Significant transfers that occurred between Levels 1 and 2 on recognition dates due to implementation of systematic fair value procedures affecting Eastern Hemisphere portfolio holdings are as follows:

Transfers from
Level 1 to Level 2
GEM Sector Leader Fund
Common Stocks	$3,374,576

Asia Sector Leader Fund
Common Stocks	$269,368

China Sector Leader Fund
Common Stocks	$236,649

GEM Great Consumer Fund
Common Stocks	$3,652,186

Asai Great Consumer Fund
Common Stocks	$390,285

Global Great Consumer Fund
Common Stocks	$1,372,530

There were no significant transfers from Level 2 to Level 1 on the recognition dates.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2012

(unaudited)

Cash Equivalents

The Funds consider all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.

Investment Risks

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risks arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the Funds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds’ loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2012

(unaudited)

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A Fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a Fund that is more diversified. Funds that focus their investments in particular countries or geographical regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified Fund. The Schedule of Portfolio Investments provides information on each Fund’s holdings, including industry and/or geographical composition, as relevant.

4.

Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Illiquid securities are securities that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the prices at which they are valued. The Advisor determines the liquidity of a Fund’s investments under the supervision of the Board of Trustees. At July 31, 2012, the Global Dynamic Bond Fund held restricted securities representing 15.9% of net assets, none of which have been deemed illiquid. The restricted securities held as of July 31, 2012 are identified below and are also presented in the Fund’s Schedule of Portfolio Investments.

Security	% of Net Assets	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
CNPC General Capital, 2.75%, 4/19/17	1.8%	4/12/12	$199,982	$200,000	$206,053
Hana Bank, 3.50%, 10/25/17	4.7%	4/19/12	499,700	500,000	523,181
Itau Unibanco Holding SA, 5.65%, 3/19/22	4.6%	3/13/12	500,250	500,000	511,250
PT Pertamina, 4.88%, 5/3/22	2.4%	4/26/12	248,535	250,000	263,125
Turk EximBank, 5.88%, 4/24/19	2.4%	4/13/12	247,318	250,000	271,250

5.

Federal Income Tax Information

At July 31, 2012, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
GEM Sector Leader Fund	$16,093,744	$1,094,919	$(1,361,743)	$(266,824)
Asia Sector Leader Fund	11,786,769	763,904	(549,126)	214,778
China Sector Leader Fund	7,444,318	286,933	(649,931)	(362,998)
Brazil Sector Leader Fund	8,034,944	160,996	(1,829,524)	(1,668,528)
GEM Great Consumer Fund	14,981,153	1,590,638	(1,065,450)	525,188
Asia Great Consumer Fund	12,113,847	1,328,027	(563,974)	764,053
Global Great Consumer Fund	7,339,250	634,866	(708,950)	(74,084)
Global Dynamic Bond Fund	10,101,088	184,190	(22,778)	161,412

6.

Subsequent Events

Events occurring subsequent to the date of this report have been evaluated for potential impact to this report through the date of this filing.  Effective August 28, 2012, the Global Emerging Markets Sector Leader Fund and the Global Emerging Markets Great Consumer Fund were renamed the Emerging Markets Sector Leader Fund and the Emerging Markets Great Consumer Fund, respectively.

On September 18, 2012, the Board of Trustees of the Trust approved a proposal to close the Brazil Sector Leader Fund and the China Sector Leader Fund (together, the “Closing Funds”) to new and subsequent investments effective immediately and to liquidate the Closing Funds effective on or about October 24, 2012 (the “Liquidation Date”). On or about the Liquidation Date, all of the assets of the Closing Funds will be liquidated completely, each investor’s shares will be redeemed at the net asset value per share and the Closing Funds will then be terminated.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By: (Signature and Title)	/s/ Joel B. Engle
Joel B. Engle, Treasurer and Principal Financial Officer

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Peter Graham
Peter Graham, President and Principal Executive Officer

Date:	September 24, 2012

By: (Signature and Title)	/s/ Joel B. Engle
Joel B. Engle, Treasurer and Principal Financial Officer

Date:	September 24, 2012